Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
21.	WARRANT LIABILITIES

On October 14, 2022, the Group issued 12,040,542 Class A-1 Warrants with an exercise price of US$2.9899 per warrant, 4,013,516 Class A-2 Warrants with an exercise price of US$5.9798 per warrant and 4,013,516 Class A-3 Warrants with an exercise price of US$8.9697 per warrant to shareholders of the Company which entitles the holders to subscribe to a total of 20,067,574 Class A Ordinary Shares of the Company. The exercise prices of these warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from their date of issuance. Upon the Capital Reorganization, these Class A-1, A-2 and A-3 Warrants were replaced on a one to one basis by new Class A-1, A-2 and A-3 Warrants with the same exercise prices, while each of these new Class A-1, A-2 and A-3 Warrants entitles the holders to subscribe for 0.307212 Class A Ordinary Share of the Company only. The Company’s new Class A-1, A-2 and A-3 Warrants were classified as equity according to their terms. None of these warrants were exercised during the periods presented.

On October 14, 2022 and December 21, 2022, the Group issued an aggregate of 8,349,958 Class C Warrants with an exercise price of US$0.0001 to shareholders, key management personnels and third parties of the Company which entitles the holders to subscribe for 8,349,958 Class C Ordinary Shares of the Company. The exercise price of the warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from the date of issuance. All Class C Warrants were exercised upon the Capital Reorganization and none were exercised prior to the Capital Reorganization.

The Company issued 26,282,971 warrants upon the Capital Reorganization to replace the outstanding warrants of Bridgetown one to one, with no change in exercise price and major terms (see note 26). These warrants included 19,833,035 Public Warrants and 6,449,936 Sponsor Warrants (as defined in note 26). Each warrant entitles the holder to purchase one Class A ordinary share of the Company at an exercise price of US$11.50 per whole share. The warrants are exercisable and will expire five years after October 12, 2023, or earlier upon redemption or liquidation. The public warrants are listed on NASDAQ under the trading symbol “MNYWW” and are measured at fair value.

Movements of the balance of warrant liabilities during the years ended December 31, 2024 and 2023 are as follows:

	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$

At January 1, 2023	807,139	11,642,006	-	-	12,449,145
Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)
At December 31, 2023 and January 1, 2024	-	-	1,388,313	451,495	1,839,808
Change in fair value	-	-	(337,162)	(109,649)	(446,811)
At December 31, 2024	-	-	1,051,151	341,846	1,392,997

As at December 31, 2024, Public Warrants and Sponsor Warrants with a total carrying amount of approximately US$430,180 (2023:US$568,162) were held by shareholders with significant influence of the Company.